Trading Activities and Related Risks (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trading Activities and Related Risks
Cash and cash equivalents	$ 25,722,520	$ 29,435,769	$ 31,854,126
FCMs, interbank market makers and swap counterparties
Trading Activities and Related Risks
Required margin and good faith deposits, low end of the range (as a percent)	5.00%	5.00%
Required margin and good faith deposits, high end of the range (as a percent)	35.00%	35.00%
Cash and cash equivalents	$ 25,722,520	$ 29,435,769	$ 31,854,126
Cash deposited with trading counterparties, percent of net asset value	26.00%	25.94%	19.26%